Research Collaboration and License Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Research and Development [Abstract]
Research Collaboration and License Agreement
10. Research Collaboration and License Agreement
In December 2019, the Company entered into a Research Collaboration and License Agreement (the “Pfizer Agreement”) with Pfizer to research and develop small molecules that target eIF4E.
Pursuant to the Pfizer Agreement, the Company granted Pfizer a worldwide, exclusive license, with a right to sublicense, under certain of the Company’s patents, know-how
and materials, to use, develop, manufacture, commercialize, and otherwise exploit compounds or products targeting eIF4E, for any and all indications.
Pursuant to the Pfizer Agreement, Pfizer granted the Company an option to co-fund
and
co-promote
a single such licensed product under a profit and loss share arrangement in the United States. The option can be exercised prior to a specified time before the first patient is expected to be enrolled in a clinical trial intended to support an NDA for marketing approval.
Under the Pfizer Agreement, the Company was responsible for initial research in collaboration with Pfizer, and Pfizer is responsible for all further development of the program, including submission of an IND and conducting all clinical development and commercialization activities. Pfizer is obligated to use commercially reasonable efforts to develop and seek regulatory approval for a licensed product, and commercialize a licensed product where Pfizer has received regulatory approval, in the United States and certain other countries. In the event the Company exercises its co-funding
and
co-promotion
option, a joint steering committee will oversee the development plan and budget of the co-developed
product, and the Company will have the responsibility to conduct a portion of product marketing presentations to healthcare providers.
Pursuant to the Pfizer Agreement, the Company received an upfront, one-time,
non-refundable,
non-creditable
payment of $15 million from Pfizer. Pfizer was obligated to reimburse the Company for costs incurred for research performed, up to a specified cap in the low double-digit millions. Upon the achievement of specified early development and regulatory milestones, Pfizer will be obligated to pay the Company up to $80 million in the aggregate. For other non-early
stage development milestones Pfizer’s payment obligations to the Company depends upon whether the Company has exercised its co-funding
and
co-promotion
option: 1) if it does not exercise the option,
non-early
stage development payments may total up to $165 million in aggregate, and 2) if it does exercise the option, non-early
stage development payments may total up to $70 million in aggregate. Upon the achievement of specified sales milestones, Pfizer is also obligated to make tiered milestone payments of up to $235 million in aggregate. On a product-by-product
basis, Pfizer will also be required to pay the Company high single-digit percentage royalties on annual net sales of each licensed product. If the Company exercises its co-promotion
and
co-funding
option, royalty payments will exclude sales in the United States and the Company will share with Pfizer profits from sale of the relevant licensed product in the United States.
Unless earlier terminated, the Pfizer Agreement will continue in effect until the expiration of all Pfizer payment obligations. Except in the United States, if the Company exercises its co-funding
and
co-promotion
option, following expiration of the obligation to pay royalties for any licensed product in a given country and payment of all amounts due, Pfizer’s license to such licensed product in such country will become fully paid-up,
perpetual, irrevocable and royalty-free. Pfizer may terminate the Pfizer Agreement for convenience upon written notice. Either party may terminate the Pfizer Agreement if an undisputed material breach by the other party is not cured within a defined period of time, or upon notice for insolvency-related events of the other party that are not discharged within a defined time period.
Under the framework of ASC Topic 606, Revenue from Contracts with Customers, the Company identified two distinct performance obligations; 1) delivery of the license and 2) performance of future research activities specified within the research plan. The Company determined the standalone value of the license by calculating the present value of the probability weighted cash inflows to be generated from the Pfizer Agreement. These cash inflows include development and sales milestones and future royalties. The standalone value of the research activities was determined by identifying the market cost for services and supplies to perform such activities if it were to be outsourced to a third-party. The initial transaction price of $27.0 million was allocated to the two performance obligations on a relative standalone value basis, with $25.6 million allocated to the license and $1.4 million allocated to the research activities. The value attributable to the license was recognized upon delivery of the license to Pfizer and the value attributable to the research activities was recognized pro-rata based
on the actual costs incurred by the Company compared to the total estimated costs of the research activities from the time of execution to the end of the research program.
During the three and six months ended June 30, 2020, the Company received $17.1 million and $42.0 million from Pfizer in connection with the Research and License Agreement for delivery of the license, reimbursement of research activities specific within the research plan, and achievement of the first development milestones.
For the three and six months ended June 30, 2020, the Company recorded revenue of $15.1 million and $41.4 million, respectively. Of the $15.1 million in revenue recorded for the three months ended June 30, 2020, $14.3 million related to value attributable to the license for the achievement of the first development milestone and $0.8 million related to the performance of research activities specified within the research plan. A contract liability balance of $0.6 million was recorded as of June 30, 2020. As of June 30, 2020, all future development and sales milestones (variable consideration) were fully constrained.
There was no revenue recorded in connection with this agreement for the three months and six months ended June 30, 2021 because all development and sales milestones (variable consideration) were fully constrained.

10.    Research Collaboration and License Agreement
In December 2019, the Company entered into a Research Collaboration and License Agreement (the “Pfizer Agreement”) with Pfizer to research and develop small molecules that target eIF4E.

Pursuant to the Pfizer Agreement, the Company granted Pfizer a worldwide, exclusive license, with a right to sublicense, under certain of the Company’s patents, know-how,
and materials to use, develop, manufacture, commercialize, and otherwise exploit compounds or products targeting eIF4E, for any and all indications. Pursuant to the Pfizer Agreement, Pfizer granted the Company an option to co-fund
and
co-promote
a single such licensed product under a profit and loss share arrangement in the United States. The option can be exercised prior to a specified time before the first patient is expected to be enrolled in a clinical trial intended to support an NDA for marketing approval.
Under the Pfizer Agreement, the Company was responsible for initial research in collaboration with Pfizer, and Pfizer is responsible for all further development of the program, including submission of an IND and conducting all clinical development and commercialization activities. Pfizer is obligated to use commercially reasonable efforts to develop and seek regulatory approval for a licensed product, and commercialize a licensed product where Pfizer has received regulatory approval, in the United States and certain other countries. In the event the Company exercises its co-funding
and
co-promotion
option, a joint steering committee will oversee the development plan and budget of the co-developed
product, and the Company will have the responsibility to conduct a portion of product marketing presentations to healthcare providers.
Pursuant to the Pfizer Agreement, the Company received an upfront, one-time,
non-refundable,
non-creditable
payment of $15 million from Pfizer. Pfizer was obligated to reimburse the Company for costs incurred for research performed, up to a specified cap in the low double-digit millions. Upon the achievement of specified early development and regulatory milestones, Pfizer will be obligated to pay the Company up to $80 million in the aggregate. For other non-early
stage development milestones Pfizer’s payment obligations to the Company depends upon whether the Company has exercised its co-funding
and
co-promotion
option: 1) if it does not exercise the option,
non-early
stage development payments may total up to $165 million in aggregate, and 2) if it does exercise the option, non-early
stage development payments may total up to $70 million in aggregate. Upon the achievement of specified sales milestones, Pfizer is also obligated to make tiered milestone payments of up to $235 million in aggregate. On a product-by-product
basis, Pfizer will also be required to pay the Company high single-digit percentage royalties on annual net sales of each licensed product. If the Company exercises its co-promotion
and
co-funding
option, royalty payments will exclude sales in the United States and the Company will share with Pfizer profits from sale of the relevant licensed product in the United States.
Unless earlier terminated, the Pfizer Agreement will continue in effect until the expiration of all Pfizer payment obligations. Except in the United States, if the Company exercises its co-funding
and
co-promotion
option, following expiration of the obligation to pay royalties for any licensed product in a given country and payment of all amounts due, Pfizer’s license to such licensed product in such country will become fully paid-up,
perpetual, irrevocable and royalty-free. Pfizer may terminate the Pfizer Agreement for convenience upon written notice. Either party may terminate the Pfizer Agreement if an undisputed material breach by the other party is not cured within a defined period of time, or upon notice for insolvency-related events of the other party that are not discharged within a defined time period.
Under the framework of ASC Topic 606, “
Revenue from Contracts with Customers”
(“ASC 606”), the Company identified two distinct performance obligations; 1) delivery of the license and 2) performance of future research activities specified within the research plan. The Company determined the standalone value of the license by calculating the present value of the probability weighted cash inflows to be generated from the Research and License Agreement. These cash inflows include development and sales milestones and future royalties. The standalone value of the research activities was determined by identifying the market cost for services and supplies to perform such activities if it were to be outsourced to a third-party. The initial transaction price of $27.0 million was allocated to the two performance obligations on a relative standalone value basis, with $25.6 million allocated to the license and $1.4 million allocated to the research activities. The value attributable to the license was recognized upon delivery of the license to Pfizer and the value attributable to the research activities was recognized pro-rata
based on the actual costs incurred by the Company compared to the total estimated costs of the research activities from the time of execution to the end of the research program.

In January and May 2020 the Company received $24.9 million and $17.1 million, respectively, from Pfizer in connection with the Research and License Agreement for delivery of the license, reimbursement of research activities specified within the research plan, and achievement of the first development milestone.
As of December 31, 2019, neither performance obligation had been satisfied, no payment had been made by Pfizer and the development and sales milestones (variable consideration) were fully constrained. As of December 31, 2020, both performance obligations had been satisfied and a total of $42.0 million had been received by the Company, all of which was recognized as revenue during the year ended December 31, 2020. All remaining future development and sales milestones (variable consideration) were fully constrained as of December 31, 2020, and will only be recognized upon achievement of the milestones.